Fair Value Measurements (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Public warrants per warrant	$ 0.42		$ 0.6
Change in fair value of warrant liabilities	$ 2,413,500	$ 0	$ 1,077,750